Finance Costs (Details) - Schedule of Finance Costs - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Schedule of Finance Costs [Abstract]
Lease liabilities	R 11,371	R 8,199	R 6,249
Term loans	194	797	4,317
Overdraft	2,296	291	794
Others	1,961	808	971
Total	R 15,822	R 10,095	R 12,331